Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	iShares, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 19, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus, and

Statement of Additional Information (the “SAI”),

each dated March 1, 2019 (as revised December 4, 2019),

for the iShares Emerging Markets High Yield Bond ETF (EMHY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Directors (the “Board”) has approved the following changes for the Fund, which are expected to be implemented on or around March 2, 2020 (the “Effective Date”):

	Current	New
Fund Name	iShares Emerging Markets High Yield Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF
Underlying Index	Morningstar® Emerging Markets High Yield Bond Index (the “Current Index”)	J.P. Morgan USD Emerging Markets High Yield Bond Index (the “New Index”)

The adjustments to the Fund’s portfolio holdings from the change in the Underlying Index are expected to result in temporary increases in the Fund’s transaction costs and turnover rate. The actual transaction costs, turnover rate, and any other costs will be dependent upon a number of factors, including the market environment at the time of the portfolio adjustments.

On the Effective Date, when the Fund begins tracking the New Index, the changes below to each of the Summary Prospectus, Prospectus, and SAI will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the J.P. Morgan USD Emerging Markets High Yield Bond Index (the “Underlying Index”), which tracks the performance of below investment-grade U.S. dollar-denominated, emerging market fixed and floating-rate debt securities issued by corporate, sovereign, and quasi-sovereign entities. The Underlying Index includes securities that are classified as below investment-grade, also referred to as “high yield” (as determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”)), in the established J.P. Morgan EMBI Global Diversified Core and J.P. Morgan CEMBI Broad Diversified Core indices, and combines them with a market value based weighting. High yield bonds are also known as “junk bonds.” An instrument is classified as high yield when the middle rating from Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings, and Fitch Ratings, Inc. (“Fitch”) (each a “Credit Rating Agency” and collectively, the “Credit Rating Agencies”) is below investment-grade. When a credit rating is only available from two Credit Rating Agencies, the lower of the two must be below investment-grade. When only one Credit Rating Agency rates an instrument, that rating is used. All instruments included in the Underlying Index are selected according to rules-based inclusion criteria regarding amount outstanding, issuer type, and maturity, among others. The securities included in the Underlying Index are rebalanced on the last business day of each month.

Corporate instruments are eligible for inclusion in the Underlying Index if (i) the issuer is headquartered in an emerging market country, (ii) 100% of the issuer’s assets are within an emerging market economy, or (iii) 100% secured by assets within emerging market economies. Corporate instruments with a current face amount outstanding of $500 million or more and with at least 5 years until maturity are considered for inclusion. Corporate entities must be domiciled within Africa, Asia (excluding Japan), Eastern Europe, the Middle East, or Latin America. Sovereign and quasi-sovereign instruments with a current face amount outstanding of $1 billion or more and with at least 2.5 years until maturity are considered for inclusion. Quasi-sovereign entities are defined by the Index Provider as an entity that is 100% guaranteed or 100% government owned. All eligible component securities may remain in the Underlying Index until 2 years before maturity.

The J.P. Morgan EMBI Global Diversified Core and J.P. Morgan CEMBI Broad Diversified Core indices employ a diversification methodology, as determined by the Index Provider, which limits the weights of those index countries with larger debt stock by only including a specified portion of such countries’ eligible current face amounts of debt outstanding. The methodology is designed to distribute the weights of issuers in each country within the J.P. Morgan EMBI Global Diversified Core and J.P. Morgan CEMBI Broad Diversified Core indices by limiting the weights of countries with higher debt outstanding and reallocating this excess to issuers in countries with lower debt outstanding.

As of October 31, 2019, the Underlying Index included issuers located in 60 countries. As of October 31, 2019, a significant portion of the Underlying Index is represented by sovereign and quasi-sovereign obligations. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus, Prospectus entitled “Summary of Principal Risks” is expected to be amended to delete “Extension Risk,” “Currency Risk,” and “Call Risk” and to add the following:

Risk of Investing in Brazil. Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political and economic risks. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Emerging Markets High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares, Inc.

Supplement dated December 19, 2019 (the “Supplement”)

to the Summary Prospectus and Prospectus, and

Statement of Additional Information (the “SAI”),

each dated March 1, 2019 (as revised December 4, 2019),

for the iShares Emerging Markets High Yield Bond ETF (EMHY) (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for the Fund.

The Board of Directors (the “Board”) has approved the following changes for the Fund, which are expected to be implemented on or around March 2, 2020 (the “Effective Date”):

	Current	New
Fund Name	iShares Emerging Markets High Yield Bond ETF	iShares J.P. Morgan EM High Yield Bond ETF
Underlying Index	Morningstar® Emerging Markets High Yield Bond Index (the “Current Index”)	J.P. Morgan USD Emerging Markets High Yield Bond Index (the “New Index”)

The adjustments to the Fund’s portfolio holdings from the change in the Underlying Index are expected to result in temporary increases in the Fund’s transaction costs and turnover rate. The actual transaction costs, turnover rate, and any other costs will be dependent upon a number of factors, including the market environment at the time of the portfolio adjustments.

On the Effective Date, when the Fund begins tracking the New Index, the changes below to each of the Summary Prospectus, Prospectus, and SAI will go into effect.

Change in the Fund’s “Principal Investment Strategies”

The first three paragraphs of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the J.P. Morgan USD Emerging Markets High Yield Bond Index (the “Underlying Index”), which tracks the performance of below investment-grade U.S. dollar-denominated, emerging market fixed and floating-rate debt securities issued by corporate, sovereign, and quasi-sovereign entities. The Underlying Index includes securities that are classified as below investment-grade, also referred to as “high yield” (as determined by JPMorgan Chase & Co. or its affiliates (the “Index Provider” or “J.P. Morgan”)), in the established J.P. Morgan EMBI Global Diversified Core and J.P. Morgan CEMBI Broad Diversified Core indices, and combines them with a market value based weighting. High yield bonds are also known as “junk bonds.” An instrument is classified as high yield when the middle rating from Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings, and Fitch Ratings, Inc. (“Fitch”) (each a “Credit Rating Agency” and collectively, the “Credit Rating Agencies”) is below investment-grade. When a credit rating is only available from two Credit Rating Agencies, the lower of the two must be below investment-grade. When only one Credit Rating Agency rates an instrument, that rating is used. All instruments included in the Underlying Index are selected according to rules-based inclusion criteria regarding amount outstanding, issuer type, and maturity, among others. The securities included in the Underlying Index are rebalanced on the last business day of each month.

Corporate instruments are eligible for inclusion in the Underlying Index if (i) the issuer is headquartered in an emerging market country, (ii) 100% of the issuer’s assets are within an emerging market economy, or (iii) 100% secured by assets within emerging market economies. Corporate instruments with a current face amount outstanding of $500 million or more and with at least 5 years until maturity are considered for inclusion. Corporate entities must be domiciled within Africa, Asia (excluding Japan), Eastern Europe, the Middle East, or Latin America. Sovereign and quasi-sovereign instruments with a current face amount outstanding of $1 billion or more and with at least 2.5 years until maturity are considered for inclusion. Quasi-sovereign entities are defined by the Index Provider as an entity that is 100% guaranteed or 100% government owned. All eligible component securities may remain in the Underlying Index until 2 years before maturity.

The J.P. Morgan EMBI Global Diversified Core and J.P. Morgan CEMBI Broad Diversified Core indices employ a diversification methodology, as determined by the Index Provider, which limits the weights of those index countries with larger debt stock by only including a specified portion of such countries’ eligible current face amounts of debt outstanding. The methodology is designed to distribute the weights of issuers in each country within the J.P. Morgan EMBI Global Diversified Core and J.P. Morgan CEMBI Broad Diversified Core indices by limiting the weights of countries with higher debt outstanding and reallocating this excess to issuers in countries with lower debt outstanding.

As of October 31, 2019, the Underlying Index included issuers located in 60 countries. As of October 31, 2019, a significant portion of the Underlying Index is represented by sovereign and quasi-sovereign obligations. The components of the Underlying Index are likely to change over time.

Change in the Fund’s “Summary of Principal Risks”

The section of the Summary Prospectus, Prospectus entitled “Summary of Principal Risks” is expected to be amended to delete “Extension Risk,” “Currency Risk,” and “Call Risk” and to add the following:

Risk of Investing in Brazil. Investment in Brazilian issuers involves risks that are specific to Brazil, including legal, regulatory, political and economic risks. The Brazilian economy has historically been exposed to high rates of inflation and a high level of debt, each of which may reduce and/or prevent economic growth.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.